TAXES ON INCOME (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance at the beginning of the year	$ 1,566	$ 400
Settlement with tax authorities	(925)	0
Increase in tax position due to the acquisition of FIS	0	925
Increase in tax positions	66	241
Decrease in tax positions	(197)	0
Balance at the end of the year	$ 510	$ 1,566